Property and equipment, net (Tables)	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

	Computer	Furniture
	and	and	Office	Leasehold
	Software	Fittings	Equipment	Improvement	Total
	US$	US$	US$	US$
Cost
At July 1, 2024	84,985	19,070	66,371	316,849	487,275
Addition	5,053	-	22,544	35,543	63,140
Effect of foreign exchange translation	842	1,235	2,298	12,583	16,958
At June 30, 2025	90,880	20,305	91,213	364,975	567,373
Addition	1,109	-	-	-	1,109
Write-off	(4,218)	(3,494)	(3,137)	(94,092)	(104,941)
Effect of foreign exchange translation	(865)	(239)	(1,247)	(1,856)	(4,207)
At June 30, 2026	86,906	16,572	86,829	269,027	459,334

Depreciation
At July 1, 2024	50,258	14,676	36,535	169,759	271,228
Addition	21,081	3,203	12,486	103,996	140,766
Effect of foreign exchange translation	930	1,068	2,690	12,270	16,958
At June 30, 2025	72,269	18,947	51,711	286,025	428,952
Addition	12,968	578	10,614	56,830	80,990
Write-off	(4,218)	(3,494)	(3,137)	(94,092)	(104,941)
Effect of foreign exchange translation	(764)	(225)	(759)	(1,470)	(3,218)
At June 30, 2026	80,255	15,806	58,429	247,293	401,783

Net book value as at June 30, 2026	6,651	766	28,400	21,734	57,551

Net book value as at June 30, 2025	18,611	1,358	39,502	78,950	138,421